Note 6 - Equipment - Schedule of Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Balance, equipment	$ 54
Balance, equipment	47	$ 54
Computer equipment [member]
Statement Line Items [Line Items]
Balance, equipment	46
Balance, equipment	34	46
Field and office equipment [member]
Statement Line Items [Line Items]
Balance, equipment	8
Balance, equipment	13	8
Leasehold improvements [member]
Statement Line Items [Line Items]
Balance, equipment
Balance, equipment
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance, equipment	461	422
Additions, equipment	13	39
Balance, equipment	474	461
Gross carrying amount [member] | Computer equipment [member]
Statement Line Items [Line Items]
Balance, equipment	291	252
Additions, equipment	2	39
Balance, equipment	293	291
Gross carrying amount [member] | Field and office equipment [member]
Statement Line Items [Line Items]
Balance, equipment	163	163
Additions, equipment	11
Balance, equipment	174	163
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance, equipment	7	7
Additions, equipment
Balance, equipment	7	7
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance, equipment	407	384
Balance, equipment	427	407
Amortization, equipment	20	23
Accumulated depreciation, amortisation and impairment [member] | Computer equipment [member]
Statement Line Items [Line Items]
Balance, equipment	245	226
Balance, equipment	259	245
Amortization, equipment	14	19
Accumulated depreciation, amortisation and impairment [member] | Field and office equipment [member]
Statement Line Items [Line Items]
Balance, equipment	155	151
Balance, equipment	161	155
Amortization, equipment	6	4
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance, equipment	7	7
Balance, equipment	7	7
Amortization, equipment